Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer hardware and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum | Processing and research equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum | Office equipment and furniture
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum | Processing and research equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Maximum | Office equipment and furniture
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years